DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and liabilities arise from the following positions:

IN MILLIONS OF USD	31.12.2019	31.12.2018
DEFERRED TAX ASSETS
Property, plant and equipment	9.3	5.2
Intangible assets	26.3	21.5
Inventories	6.7	7.0
Lease obligations	305.8	–
Other payables	17.3	11.1
Tax losses carry forward	45.2	43.2
Other	1.9	11.8
Total	412.5	99.8

DEFERRED TAX LIABILITIES
Right-of-use assets	(302.6)	–
Intangible assets	(65.1)	(55.5)
Other	(3.3)	(0.4)
Total	(371.0)	(55.9)

Deferred tax assets, net	41.5	43.9

Deferred tax balances are presented in the consolidated statements of financial position as follows:

IN MILLIONS OF USD	31.12.2019	31.12.2018
Deferred tax assets	79.9	83.9
Deferred tax liabilities	(38.4)	(40.0)
Balance at December 31	41.5	43.9

Reconciliation of movements to the deferred taxes:

IN MILLIONS OF USD	2019	2018	2017
Changes in deferred tax assets	(4.0)	(6.4)	(62.7)
Changes in deferred tax liabilities	1.6	10.1	21.7
Currency translation adjustments	2.2	(3.3)	6.4
Deferred tax movements (expense)	(0.2)	0.4	(34.6)

THEREOF
Recognized in the consolidated statements of comprehensive income	(3.2)	6.8	(34.4)
Recognized in equity	3.0	(6.4)	(0.2)

Tax losses carry forward

The unrecognized tax losses carry forward by expiry date are as follows:

IN MILLIONS OF USD	31.12.2019	31.12.2018
Expiring within 1 to 3 years	–	–
Expiring within 4 to 7 years	–	–
Expiring after 7 years	6.7	6.1
Total	6.7	6.1

Unrecognized deferred tax liabilities

Hudson has not recognized deferred tax liabilities associated with investments in subsidiaries where Hudson can control the reversal of the timing differences and where it is not probable that the temporary differences will reverse in the foreseeable future. Hudson does not expect that these differences result in taxable amounts in determining taxable profit (tax loss) of future periods when the carrying amount of the investment is recovered.